Overview of Consolidation Scope (Details)	12 Months Ended
Dec. 31, 2024
argenx SE | Netherlands
Overview of consolidation scope
Participation ( as a percent)	100.00%
argenx B.V. | Belgium
Overview of consolidation scope
Participation ( as a percent)	100.00%
argenx Benelux B.V. | Belgium
Overview of consolidation scope
Participation ( as a percent)	100.00%
argenx US, Inc. | United States
Overview of consolidation scope
Participation ( as a percent)	100.00%
argenx Switzerland, S.A. | Switzerland
Overview of consolidation scope
Participation ( as a percent)	100.00%
argenx Japan KK. | Japan
Overview of consolidation scope
Participation ( as a percent)	100.00%
argenx France SAS | France
Overview of consolidation scope
Participation ( as a percent)	100.00%
argenx Germany GmbH | Germany
Overview of consolidation scope
Participation ( as a percent)	100.00%
argenx Canada Inc. | Canada
Overview of consolidation scope
Participation ( as a percent)	100.00%
argenx UK Ltd. | United Kingdom
Overview of consolidation scope
Participation ( as a percent)	100.00%
argenx Netherlands Services B.V. | Netherlands
Overview of consolidation scope
Participation ( as a percent)	100.00%
argenx Italy S.r.l. | Italy
Overview of consolidation scope
Participation ( as a percent)	100.00%
argenx Spain S.L. | Spain
Overview of consolidation scope
Participation ( as a percent)	100.00%
argenx Australia Pty. Ltd. | Australia
Overview of consolidation scope
Participation ( as a percent)	100.00%
argenx Spain S.L. - Sucursal em Portugal | Portugal
Overview of consolidation scope
Participation ( as a percent)	100.00%
argenx Austria Services GmbH | Austria
Overview of consolidation scope
Participation ( as a percent)	100.00%